Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 5 ACQUISITIONS, DIVESTITURES AND EXCHANGES

TDS assesses its business interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on investment. As part of this strategy, TDS reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum; and telecommunications, cable, HMS or other possible businesses. In addition, TDS may seek to divest outright or include in exchanges for other interests those interests that are not strategic to its long-term success.

Acquisitions did not have a material impact on TDS' consolidated financial statements for the periods presented and pro forma results, assuming acquisitions had occurred at the beginning of each period presented, would not be materially different from the results reported.

Divestiture Transaction

On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Corp., fka Sprint Nextel Corporation (“Sprint”). Pursuant to the Purchase and Sale Agreement, on May 16, 2013, U.S. Cellular transferred customers and certain PCS license spectrum to Sprint in U.S. Cellular's Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.”

U.S. Cellular retained other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction did not affect spectrum licenses held by U.S. Cellular or variable interest entities (“VIEs”) that were not used in the operations of the Divestiture Markets. Pursuant to the Purchase and Sale Agreement, U.S. Cellular and Sprint also entered into certain other agreements, including customer and network transition services agreements, which require U.S. Cellular to provide customer, billing and network services to Sprint for a period of up to 24 months after the May 16, 2013 closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular's estimated costs, including applicable overhead allocations. In addition, these agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees. It is estimated that up to $175 million of the Sprint Cost Reimbursement will be recorded in (Gain) loss on sale of business and other exit costs, net and up to $25 million of the Sprint Cost Reimbursement will be recorded in Cost of services and products in the Consolidated Statement of Operations. For the year ended December 31, 2013, $10.6 million of the Sprint Cost Reimbursement had been received and recorded in Cash received from divestitures in the Consolidated Statement of Cash Flows.

Financial impacts of the Divestiture Transaction are classified in the Consolidated Statement of Operations within Operating income. The table below describes the amounts TDS has recognized and expects to recognize in the Consolidated Statement of Operations between the date the Purchase and Sale Agreement was signed and the end of the transition services period.

(Dollars in thousands)	Expected Period of Recognition	Projected Range		Cumulative Amount Recognized as of December 31, 2013	Actual Amount Recognized Year Ended December 31, 2013	Actual Amount Recognized Three Months Ended December 31, 2013	Actual Amount Recognized Three Months and Year Ended December 31, 2012
(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$(480,000)	$(480,000)	$-	$-
Sprint Cost Reimbursement	2013-2014	(120,000)	(175,000)	(47,641)	(47,641)	(43,420)	-
Net assets transferred	2013	160,073	160,073	160,073	160,073	-	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2014	10,000	14,000	10,675	3	(51)	10,672
Employee related costs including severance, retention and outplacement	2012-2014	12,000	18,000	14,262	1,653	(809)	12,609
Contract termination costs	2012-2014	110,000	160,000	59,584	59,525	40,744	59
Transaction costs	2012-2014	5,000	6,000	5,565	4,428	347	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(302,927)	$(296,927)	$(277,482)	$(301,959)	$(3,189)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values	2012-2014	200,000	225,000	198,571	178,513	44,513	20,058
(Increase) decrease in Operating income		$(102,927)	$(71,927)	$(78,911)	$(123,446)	$41,324	$44,535

Incremental depreciation, amortization and accretion, net of salvage values represents anticipated amounts to be recorded in the specified time periods as a result of a change in estimate for the remaining useful life and salvage value of certain assets and a change in estimate which accelerated the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.

As a result of the transaction, TDS recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2013
(Dollars in thousands)	Balance December 31, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2013
Accrued compensation
Employee related costs including severance, retention, outplacement	$12,305	$6,853	$(11,905)	$(5,200)	$2,053
Other current liabilities
Contract termination costs	$30	$22,675	$(8,713)	$-	$13,992
Other deferred liabilities and credits
Contract termination costs	$-	$34,283	$(3,434)	$-	$30,849

		Year Ended December 31, 2012
(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2012
Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$30

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities on the Consolidated Statement of Cash Flows.

(2)	Adjustment to liability represents changes to previously accrued amounts.

Other Acquisitions, Divestitures and Exchanges

On October 4, 2013, TDS acquired 100% of the outstanding shares of MSN Communications, Inc. (“MSN”) for $43.6 million in cash. MSN is an information technology solutions provider whose service offerings complement the HMS portfolio of products. MSN is included in the HMS segment for reporting purposes.

On October 4, 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.

On August 14, 2013 U.S. Cellular entered into a definitive agreement to sell the majority of its St. Louis area unbuilt license for $92.3 million. This transaction is subject to regulatory approval and is expected to close in the first quarter of 2014. In accordance with GAAP, the book value of the license has been accounted for and disclosed as “held for sale” in the Consolidated Balance Sheet at December 31, 2013.

On August 1, 2013, TDS Telecom acquired substantially all of the assets of Baja for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers video, broadband and voice services, which complement the TDS Telecom portfolio of products. Baja is included in the Cable segment for reporting purposes.

On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.

On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.

On June 11, 2012, TDS paid $46.1 million in cash to purchase 100% of the outstanding shares of Vital Support Systems, LLC (“Vital”). Vital is an information technology solutions provider whose service offerings complement the HMS portfolio of products. Vital is included in the HMS segment for reporting purposes.

On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations. On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations in 2011.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses provided U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, TDS recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations for the year ended December 31, 2011.

On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method.  TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain (loss) on investments in the Consolidated Statement of Operations for year ended December 31, 2011.  Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011. On March 13, 2013, TDS acquired the remaining 37% ownership interest in Airadigm for $3.5 million. At this time, Airadigm operates independently from U.S. Cellular.  Airadigm's financial results are included in “Non-Reportable segment” for reporting purposes.

On July 1, 2011, TDS paid $95.9 million in cash to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck IT Services”).  OneNeck IT Services is a provider of hosted application management and managed IT hosting services to middle market businesses, which complements the HMS portfolio of products. OneNeck IT Services is included in the HMS segment for reporting purposes.

TDS' acquisitions in 2013 and 2012 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase Price (1)	Goodwill (2)	Licenses	Franchise Rights	Intangible Assets Subject to Amortization (3)	Net Tangible Assets/(Liabilities)
(Dollars in thousands)
2013
U.S. Cellular licenses	$16,540	$-	$16,540	$-	$-	$-
TDS Telecom cable business	264,069	61,712	-	123,668	11,542	67,147
TDS Telecom HMS business	43,557	15,203	-	-	17,183	11,171
Total	$324,166	$76,915	$16,540	$123,668	$28,725	$78,318

2012
U.S. Cellular licenses	$122,690	$-	$122,690	$-	$-	$-
TDS Telecom HMS business	46,126	20,364	-	-	20,300	5,462
Total	$168,816	$20,364	$122,690	$-	$20,300	$5,462

(1)	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)	The entire amount of Goodwill acquired in 2013 and 2012 was amortizable for income tax purposes.

(3)	At the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was as follows: 2013: 2.9 years for TDS Telecom cable business and 10 years for TDS Telecom HMS business; 2012: 8.1 years for TDS Telecom HMS business.

At December 31, 2013 and 2012, the following assets and liabilities were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Licenses	Goodwill	Property, Plant and Equipment	Loss on Assets Held for Sale (1)	Total Assets Held for Sale	Liabilities Held for Sale (2)
(Dollars in thousands)
2013
Divestiture of Spectrum Licenses	$-	$16,027	$-	$-	$-	$16,027	$-

2012
Divestiture Transaction	$-	$140,599	$19,474	$-	$-	$160,073	$19,594
Bolingbrook Customer Care Center (3)	-	-	-	4,274	(1,105)	3,169	-
Total	$-	$140,599	$19,474	$4,274	$(1,105)	$163,242	$19,594

(1)	Loss on assets held for sale was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.

(2)	Liabilities held for sale primarily consisted of Customer deposits and deferred revenues.

(3)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.